Equity Method Investment (Details)		6 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Equity Method Investment (Details) [Line Items]
Equity method investment amount		$ 4,929,381
Total ownership, percentage	50.00%	50.00%
Net loss	$ 30,320
Allocated amortization of intangible asset	$ 40,299
Ownership [Member]
Equity Method Investment (Details) [Line Items]
Total ownership, percentage	50.00%	50.00%